SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Useful lives

Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Furniture, fixtures and office equipment	5 years
Software and IT equipment	3 years

Schedule of estimated useful lives of identifiable intangible assets
Useful lives

Domain name/Tradename	Indefinite life
Technology	3 Years
Members	4 Years